Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

April 3, 2013

Mr. Edward Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Mr. Bartz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the Registrant effective March 31, 2013, do not differ from those filed electronically in the Post-Effective Amendment No. 111 on March 29, 2013.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary